SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Year-end S$:US$ exchange rate	1.3396	1.3314	1.3722